Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 19,650	$ 12,121
Restricted cash, current	2,113	2,525
Accounts receivable, net of allowance for doubtful accounts	2,900	3,770
Notes receivable from employees	37	0
Available-for-sale debt security	9,190	0
Inventories	2,474	2,787
Contract assets	0	15
Prepaid expenses	649	690
Deferred charges, current	836	207
Other current assets	814	1,469
Total current assets	38,663	23,584
Noncurrent assets
Restricted cash, noncurrent	0	2,000
Notes receivable, noncurrent	183	23
Deferred income tax assets	3	6
Deferred tax credits	1,312	2,488
Property, plant and equipment net of accumulated depreciation	1,000	1,801
Intangible assets, net of accumulated amortization	9	600
Finance lease right-of-use assets	246	289
Operating lease right-of-use assets	2,502	2,780
Goodwill	8,317	8,317
Deferred charges, noncurrent	169	30
Equity securities, at cost	0	7,000
Equity securities, at fair value	301	756
Other noncurrent assets	176	230
Total noncurrent assets	14,218	26,320
TOTAL ASSETS	52,881	49,904
Current Liabilities
Accounts payable	13,099	10,713
Notes payable	4,115	4,104
Convertible note payable, current	5,633	3,226
Deferred revenue, current	302	89
Current portion of obligations under finance lease liabilities	119	103
Current portion of obligations under operating lease liabilities	601	556
Income tax payable	3	11
Derivative liabilities	0	44
Other current liabilities	1,105	1,304
Total current liabilities	24,977	20,150
Noncurrent liabilities
Bond, mortgages, convertible note payable and other long-term debt	646	0
Convertible note payable, noncurrent	3,710	0
Deferred revenue, noncurrent	19	10
Finance lease liabilities, noncurrent	67	169
Operating lease liabilities, noncurrent	1,901	2,223
Employee benefit plan obligation	6,768	6,880
Other deferred tax liabilities	38	25
Other noncurrent liabilities	329	3
Total noncurrent liabilities	13,478	9,310
TOTAL LIABILITIES	38,455	29,460
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Common stock	$ 2,890	$ 1,875
Share subscription in progress	1	6
Treasury stock, at cost (4,783,135 and 1,202,191 shares held)	$ (505)	$ (1,288)
Additional paid-in capital	224,763	212,036
Accumulated other comprehensive income / (loss)	6,940	(1,453)
Accumulated deficit	(217,820)	(189,161)
Total shareholders' equity (deficit) attributable to WISeKey shareholders	16,269	22,015
Noncontrolling interests in consolidated subsidiaries	(1,843)	(1,571)
Total shareholders'equity	14,426	20,444
TOTAL LIABILITIES AND EQUITY	52,881	49,904
Common Shares - Class A
SHAREHOLDERS' EQUITY
Common stock	400	400
Common Shares - Class B
SHAREHOLDERS' EQUITY
Common stock	$ 2,490	$ 1,475